Derivative Financial Instruments - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in value of forward elements of forward contracts [abstract]
Net unrealized gain (loss)	€ 57	€ (244)